Registration No. 333-133173
File No. 811-21888
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PreEffective Amendment No.	□
PostEffective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	□
Oppenheimer Institutional Government Money Market Fund
(Exact Name of Registrant as Specified in Charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)
(303) 768-3200
(Registrant’s Telephone Number, including Area Code)
Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b)
☒ on September 28, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on                                      pursuant to paragraph (a)(1)
□ 75 days after filing pursuant to paragraph (a)(2)
□ on                                      pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Institutional Government Money Market Fund*
*Prior to September 28, 2016, the fund was named “Oppenheimer Institutional Money Market Fund.”

Prospectus dated September 28, 2016
Oppenheimer Institutional Government Money Market Fund seeks income consistent with stability of principal. The Fund invests in cash, government securities and/or repurchase agreements that are collateralized by cash or government securities.
This prospectus contains important information about the Fund’s objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.
NYSE Ticker Symbols
Class E	IOEXX
Class L	IOLXX
Class P	IOPXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund’s securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents
The Fund Summary
1	Investment Objective
1	Fees and Expenses of the Fund
1	Principal Investment Strategies
1	Principal Risks
3	The Fund’s Past Performance
4	Investment Adviser
4	Portfolio Managers
4	Purchase and Sale of Fund Shares
4	Taxes
4	Payments to Broker-Dealers and Other Financial Intermediaries
More About The Fund
5	About the Fund’s Investments
9	How the Fund is Managed
More About Your Account
10	About Your Account
10	The Price of Fund Shares
11	How to Buy and Sell Shares
14	Dividends, Capital Gains and Taxes
16	Financial Highlights
To Summary Prospectus

The Fund Summary
Investment Objective. The Fund seeks income consistent with stability of principal.
Fees and Expenses of the Fund. The table below describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund.
Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges.
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Class E	Class L	Class P
Management Fees	0.10%	0.10%	0.10%

Distribution and/or Service (12b-1) Fees	None	None	0.25%

Other Expenses	0.00%	0.06%	0.05%

Total Annual Fund Operating Expenses	0.10%	0.16%	0.40%

Fee Waiver and/or Expense Reimbursement[2]	None	None	(0.25)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.10%	0.16%	0.15%
1.	Expenses have been restated to reflect current fees.
2.	The Fund’s Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:
	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class E	$10	$32	$57	$128	$10	$32	$57	$128

Class L	$16	$52	$90	$205	$16	$52	$90	$205

Class P	$15	$103	$200	$482	$15	$103	$200	$482
Principal Investment Strategies. The Fund is a money market fund that intends to qualify as a “government money market fund,” in connection with the amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds. Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid assets fall below 30% of its total assets. While the Fund’s Board may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders.
Principal Risks . All investments carry risks to some degree. The Fund’s investments are subject to changes in their value from a number of factors. However, the Fund’s investments must meet the special rules under Federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund’s investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund’s portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed-income funds.
Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security
Oppenheimer Institutional Government Money Market Fund	1

selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund’s shares could fall below $1.00 per share.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Risks of Repurchase Agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. If the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund’s ability to liquidate the collateral may be delayed or limited.
Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell securities at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders—which may be triggered by general market turmoil or an increase in interest rates—could cause the Fund to sell its holdings at a loss or at undesirable prices.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Additionally, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. The failure of any money market fund to maintain a stable net asset value, could place increased redemption pressure on other money market funds, including the Fund.
2	Oppenheimer Institutional Government Money Market Fund

Risks Relating to Investments By Other Oppenheimer Funds. Other Oppenheimer funds may invest all or a portion of their uninvested cash in shares of the Fund and may own a significant portion of the Fund’s shares. These Oppenheimer funds may increase or reduce the amount of their investments in the Fund frequently, particularly under volatile market conditions, and in certain circumstances, such activity could require the Fund to purchase or sell portfolio securities, which may increase the Fund’s transaction costs and/or reduce its performance.
Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented in October 2016, may affect the Fund’s operations and/or return potential.
Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield. The rate of the Fund’s income will vary from day to day, generally reflecting changes in short-term interest rates and in the fixed-income securities market. There is no assurance that the Fund will achieve its investment objective.
Cash Risk. As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Risk of Investing in Floating and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Large Shareholder Transactions Risk. Large transactions by shareholders can impact the Fund’s expense ratio, yield and potentially its net asset value. A large redemption of Fund shares by a large shareholder may have a negative effect on the Fund’s net asset value and yield, as the Fund may be forced to sell a large portion of its portfolio holdings at an inopportune time. A large redemption of Fund shares may also result in an increase in the Fund’s expense ratio, since a large redemption may result in the Fund’s current expenses being allocated over a smaller asset base. In order to be able to meet reasonably foreseeable requests for redemptions of Fund shares, the Fund may be required to consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. This may require the Fund to maintain sufficiently liquid assets in lower-yielding securities that are easier to sell, which may have a negative impact on the Fund’s yield. Similarly, a large purchase of Fund shares by a large shareholder may have a negative effect on the Fund’s yield, as the Fund may be unable to deploy a larger cash position into new investments as quickly as it could with a smaller cash position. Large transactions may also increase transaction costs.
Who Is the Fund Designed For? The Fund is designed for institutional investors who want to earn income at money market rates while preserving the value of their investment and maintaining easy access to their investment through wire redemption privileges. The Fund will invest in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities to seek income consistent with stability of principal and to try to maintain a stable share price of $1.00. Income on short-term securities tends to be lower than income on longer-term debt securities, so the Fund’s yield will likely be lower than the yield on longer-term fixed-income funds. The Fund does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The Fund’s Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for Class E Shares from calendar year to calendar year and by showing the Fund’s average annual returns for the periods of time shown in the table. The Fund’s past investment performance is not necessarily an indication of how the Fund will perform in the future. Prior to September 28, 2016, the Fund was operated as a prime money market fund. Effective September 28, 2016, the Fund will operate as a government money market fund and, as such, will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at: https://www.oppenheimerfunds.com/fund/InstitutionalGovernmentMoneyMarketFund
Oppenheimer Institutional Government Money Market Fund	3

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 1.34% (3rd Qtr 07) and the lowest return a calendar quarter was 0.02% (1st , 2nd , 3rd, 4th Qtr 14). For the period from January 1, 2016 to June 30, 2016 the cumulative return (not annualized) before sales charges and taxes was 0.22%.

Average Annual Total Returns for the periods ending December 31, 2015
	1 Year	5 Years	10 Years (or life of class, if less)
Class E Shares (inception 10/03/06)	0.16%	0.15%	1.21%

Class L Shares (inception 10/03/06)	0.10%	0.09%	1.18%

Class P Shares (inception 05/21/07)	0.06%	0.05%	0.83%
The Fund’s performance reflects reinvestment of all dividends and capital gains distributions.

The total returns are not the Fund’s current yield. The Fund’s yield more closely reflects the Fund’s current earnings. To obtain the Fund’s current 7-day yield information, please call the Transfer Agent toll-free at 1.800.645.2028.
Investment Adviser. OFI Global Asset Management, Inc. (the “Manager”) is the Fund’s investment adviser. OppenheimerFunds, Inc. (the “Sub-Adviser”) is its investment sub-adviser.
Portfolio Managers. Christopher Proctor, CFA, has been a portfolio manager and Vice President of the Fund since May 2010, and Adam Wilde, CFA, has been a portfolio manager and Vice President of the Fund since July 2013.
Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares.
Class E shares are only sold to other Oppenheimer funds, the Manager and their affiliates. Class L shares are sold directly to institutional investors and may be sold through the Distributor. Class P shares may only be sold through a financial intermediary that has a sales agreement with the Distributor. Individual investors cannot buy shares of the Fund directly. Shareholders may purchase shares by calling 1.800.645.2028, or for certain transactions, by fax, on any day the New York Stock Exchange (“NYSE”) is open for trading, except on those days when the Securities Industry Financial Market Association (“SIFMA”) recommends a closure of the principal bond markets (referred in this prospectus as a “regular business day”) and may redeem shares by mail, by fax or by telephone. The Fund may also close for business early on a day that SIFMA recommends an early close to trading in the principal bond markets under certain circumstances described in the Prospectus. All redemption proceeds will be sent by Federal Funds wire.
Taxes. The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax and may be subject to state or local taxes, whether taken in cash or reinvested. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4	Oppenheimer Institutional Government Money Market Fund

More About The Fund
About the Fund’s Investments
The allocation of the Fund’s portfolio among different types of investments will vary over time and the Fund’s portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund’s investment policies and risks.
The Fund’s Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.
Money Market Instruments. As a government money market fund, the Fund invests 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). As a government money market fund, the Fund invests in securities meeting the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund’s investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund’s shares could fall below $1.00 per share.
The Fund’s investments in U.S. government securities include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury and are supported by the full faith and credit of the United States. Securities issued by some agencies and instrumentalities of the government are also supported by the full faith and credit of the U.S. government. Securities issued by certain other U.S. government agencies or instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury and some are supported only by the credit of the particular instrumentality.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Although these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Repurchase Agreements. In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.
The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund’s assets that may be subject to repurchase agreements of seven days or less.
Risks of Money Market Instruments. In addition to the risks described elsewhere in this prospectus, money market instruments may be subject to the following risks:
■	Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund’s investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates
Oppenheimer Institutional Government Money Market Fund	5

fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
■	Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, the Fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer’s securities.
■	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
■	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
■	Prepayment Risk. Certain fixed-income securities are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to that of the Fund were to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.
Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows
6	Oppenheimer Institutional Government Money Market Fund

relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Credit Quality, Maturity and Liquidity Standards. The Fund’s investments must meet the risk-limiting standards applicable to “government for money market funds” under the Investment Company Act.
Credit Quality. In general, the Fund buys only eligible securities that the investment adviser, as delegee of the Board, determines present minimal credit risks to the Fund. In making this determination, the investment adviser considers the capacity of an issuer or guarantor to meet its financial obligations. Such analysis must include, to the extent appropriate, the issuer’s or guarantor’s: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to future events (e.g., the ability to repay debt in a highly adverse situation); and (iv) competitive position within its industry.
Maturity. A security’s maturity must not exceed 397 days (13 months) at the time of purchase, unless if they are subject to repurchase agreements or demand features that permit the Fund to recover the principal amount of the security at specified times not exceeding 397 days from purchase. Variable or floating rate obligations with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument. The Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days and a weighted average life to maturity of portfolio securities of not more than 120 days.
Liquidity. The Fund will seek to maintain at least 10% of its total assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.
Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Additionally, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Investments By Other Oppenheimer Funds. Class E shares of the Fund are offered as an investment to funds managed or sub-advised by the Manager (the “Oppenheimer Funds”) as a “sweep” investment for the Oppenheimer Funds’ uninvested cash, including investments by “funds of funds.” The Oppenheimer Funds may invest all or a portion of their uninvested cash in shares of the Fund and, either individually or collectively, they may own a significant portion of the Fund’s shares. The Oppenheimer Funds may increase or reduce the amount of their investments in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund’s then-current liquidity, the Oppenheimer Funds’ purchases and redemptions could require the Fund to purchase or sell portfolio securities, if the size of the Oppenheimer Funds’ purchases or redemptions were significant relative to the size of the Fund. Such purchases or redemptions of portfolio securities may increase the Fund’s transaction costs and/or reduce its performance.
Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented in October 2016, may affect the Fund’s operations and/or return potential. In addition, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.
Cash Risk. As a government money market fund, the Fund will likely hold some of its assets in cash in an account with its custodian bank. Holding uninvested cash positions may affect the Fund’s performance negatively. In addition, maintaining cash balances may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances.
Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank’s prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.
Oppenheimer Institutional Government Money Market Fund	7

Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that the Fund may not be able to readily sell the securities at the prices at which they are carried on the Fund’s books and could experience a loss.
Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as “illiquid” securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.
The Fund will not invest more than 5% of its total assets in illiquid or restricted securities. The Sub-Adviser monitors the Fund’s holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.
Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry, except that money market funds may reserve the right to invest without limit in obligations of banks without being deemed to concentrate their investments. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies. Because the Fund invests solely in U.S. government securities repurchase agreements secured by such securities, the Fund will not concentrate in any one industry.
Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund’s investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund’s investment strategies may be adversely affected. The Fund’s investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential conflicts of interest identified by the Manager and the Sub-Adviser. However, such policies and procedures may also limit the Fund’s investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in the Manager’s, the Sub-Adviser’s, or their affiliates’ receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by the Manager, the Sub-Adviser or their affiliates.
Investments in Other Money Market Funds. The Fund may invest in affiliated or unaffiliated money market funds rather than purchasing individual short-term investments. At the time of an investment, the Fund cannot always predict what will be the yield of any money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund’s advisory fee to the extent of the Fund’s share of the advisory fee paid to the Manager by an affiliated money market fund of which the Fund is a shareholder. However, if the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.
Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in cash, that may be inconsistent with the Fund’s principal investment strategies. Generally, the Fund would hold cash during interim periods pending the availability of eligible securities for investment. To the extent the Fund holds large amounts of cash, it might not achieve its investment objective.
Changes To The Fund’s Investment Policies. The Fund’s fundamental investment policies cannot be changed without the approval of a majority of the Fund’s outstanding voting shares, however, the Fund’s Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. Shareholders will receive 60 days’ advance notice of any change in the 80% investment policy described in “Principal Investment Strategies.” The Fund’s investment objective is not a fundamental policy and may be changed without
8	Oppenheimer Institutional Government Money Market Fund

shareholder approval. Investment restrictions that are fundamental policies are listed in the Fund’s Statement of Additional Information. An investment policy or restriction is not fundamental unless this prospectus or the Statement of Additional Information states that it is.
Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information.
How the Fund is Managed
THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund’s investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund’s investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund’s Board, under an investment advisory agreement with the Fund that states the Manager’s responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.
The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, New York, New York 10281-1008.
Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate of 0.10% calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund’s advisory fee for the fiscal year ended May 31, 2016 was 0.10% of average annual net assets, before any applicable waivers.
The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit Total Annual Fund Operating Expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles: (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other unusual and infrequent (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares as calculated on the daily net assets of the Fund. The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: (1) cause the Fund to generate a negative daily yield, and (2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. This recapture could negatively affect each share class’s future yield. Each of these fee waivers and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders. The Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn until one year from the date of this prospectus. The Fund’s annual operating expenses may vary in future years.
A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory arrangements is available in the Fund’s Semi-Annual Report to the shareholders for the period ended November 30, 2015.
Portfolio Managers. The Fund’s portfolio is managed by Christopher Proctor, CFA, and Adam Wilde, CFA, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Proctor has been a portfolio manager and Vice President of the Fund since May 2010. Mr. Wilde has been a portfolio manager and Vice President of the Fund since July 2013.
Mr. Proctor has been the Head of the Cash Strategies Team and a Senior Vice President of the Sub-Adviser since July 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2010. Mr. Proctor was a Vice President of the Sub-Adviser from August 2008 to July 2013. Prior to joining the Sub-Adviser, Mr. Proctor was a Vice President at Calamos Asset Management from January 2007 through March 2008 and at Scudder-Kemper Investments from 1999 through 2002. Mr. Proctor was a Managing Director and Co-Founder of Elmhurst Capital Management from June 2004 through January 2007 and was a Senior Manager of Research for Etrade Global Asset Management from 2002 through 2004. Mr. Proctor is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.
Mr. Wilde has been a Vice President of the Sub-Adviser since May 2011 and a Portfolio Manager of the Sub-Adviser since July 2013. He served as the head of credit research for the cash strategies team of the Sub-Adviser from 2011 to 2013, and as an Assistant Vice President and senior research analyst of the Sub-Adviser from 2008 to 2011. Mr. Wilde served as an intermediate research analyst of the Sub-Adviser from 2007 to 2008 and served in other analyst roles of the Sub-Adviser since 2002. Mr. Wilde joined the Sub-Adviser in 2001. Mr. Wilde is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.
The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.
Oppenheimer Institutional Government Money Market Fund	9

More About Your Account
About Your Account
Where Can You Buy Fund Shares? Class E shares, Class L shares and Class P shares of the Fund may be purchased as described below. The Fund’s Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund’s shares.

What Classes of Shares Does the Fund Offer? The Fund offers three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and therefore may have different share prices.
Class E Shares. Class E shares are only offered to other Oppenheimer funds, the Manager and their affiliates.
Class L Shares. Class L shares are offered directly to institutional investors.
Class P Shares. Class P shares are available only through an investment professional. Additional processing fees may apply.
What is the Minimum Investment? In most cases, you can buy Fund shares with a minimum initial investment of $1,000,000 and make additional investments at any time in any amount. No minimum investment requirement applies to Class E shares or to the reinvestment of dividends from the Fund in any class. You do not need to maintain a minimum balance in your Fund account.
The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their net asset value per share. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.
Net Asset Value. The Fund calculates the net asset value of each class of shares based on the value of the Fund’s portfolio determined as of 4:00p.m., Eastern time, on each day the NYSE is open for trading except on those days that SIFMA recommends a close to the trading of the principal bond markets (referred to in this prospectus as a “regular business day”) and except in the case of a NYSE or SIFMA scheduled early closing, in which case the Fund will calculate the net asset value of each class of shares based on the value of the Fund’s portfolio determined as of the NYSE or SIFMA scheduled early closing time, whichever is earlier (the “Valuation Time”). SIFMA’s closing recommendations apply to the trading of U.S. dollar-denominated government securities, mortgage- and asset-backed securities, over-the-counter investment-grade and high-yield corporate bonds, municipal bonds and secondary money market trading in bankers’ acceptances, commercial paper and Yankee and Euro certificates of deposit (referred to in this prospectus as the “principal bond markets”). The net asset value per share for each share class is determined by dividing the value of the Fund’s net assets attributable to the class by the number of shares of the class that are outstanding on that day. Under a policy adopted by the Fund’s Board of Trustees, the Fund uses the amortized cost method to determine its net asset value, subject to the Board’s review. A security’s valuation may differ depending on the method used for determining value. The Fund intends to accrue all income daily to help preserve a net asset value of $1.00 per share. However, there is no guarantee the Fund will be able to maintain a stable $1.00 net asset value.
The Fund will cease accepting orders for purchase and redemption of shares and will calculate its net asset value at the earlier of the close of the NYSE or the time of such close on any day that SIFMA recommends that the principal bond markets close early. The current dates for which SIFMA recommends that the principal bond markets close for a full day or close early are published on its website at www.sifma.org. Those dates are subject to change at SIFMA’s discretion, without notice from SIFMA or the Fund.
Fair Value Pricing. If an event occurs that the Sub-Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security, that security may be valued by another method that the Board believes would more accurately reflect the security’s fair value. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
The Fund’s use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
10	Oppenheimer Institutional Government Money Market Fund

How to Buy and Sell Shares
Buying Shares. Class E, L and P shares are sold at net asset value per share without any initial sales charge. Class E shares are only sold to other Oppenheimer funds, the Manager and their affiliates. Class L shares are sold directly to institutional investors. Class P shares may only be sold through an investment professional. Additional processing fees may apply to your investment when you buy or sell Class P shares of the Fund through a broker or other investment professional.
Service (12b-1) Plan for Class P Shares. The Fund has adopted a Service Plan for Class P shares that reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class P shares.
Buying Shares Through a Financial Intermediary. Class P shares can only be purchased through a dealer, broker or financial institution that has a sales agreement with the Distributor. The dealer or other financial intermediary will place the order with the Distributor on an investor’s behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. To purchase Class L shares, complete an institutional account application and return it to “OppenheimerFunds Distributor, Inc.” Mail it to P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, the Distributor will act as your agent in buying Class L shares. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class E shares may only be purchased by other Oppenheimer funds, the Manager, and their affiliates.
■	Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund’s best interest to do so.
How To Sell Shares. You can generally redeem (sell) some or all of your shares on any regular business day. However, on any day that SIFMA recommends that the principal bond markets close early, the Fund will advance the time by which orders to redeem shares must be received to the time of the early close. Your shares will be redeemed at the next net asset value calculated after your order is received by the Transfer Agent or your authorized financial intermediary in proper form. To be in proper form, your redemption order must comply with the procedures described below. The Fund lets you redeem your shares by writing a letter or by telephone. All redemption proceeds will be sent by Federal Funds wire. Redemption proceeds will not be mailed by check. If a redemption order is received prior to the time that the Fund’s net asset value is calculated, proceeds from such redemption will normally be wired out the same day. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.
Shareholders will not earn a dividend on the day a redemption request is processed. It is important to note that redemption orders placed later in the day—especially between 2:00 p.m. and 4:00 p.m. Eastern time - will be processed by the Fund, but your bank account or your account with your financial intermediary may not receive the proceeds in a timely manner if the Federal Reserve Bank branch is experiencing delays in the transfer of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated, neither the Fund nor the Transfer Agent will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries. You are advised to place your redemption orders as early in the day as possible.
Redemption Price. The redemption price for shares will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share. Shares are redeemed at their applicable net asset value per share. The redemption price of your shares may be more or less than their original cost.
Redemptions “In-Kind.” Shares may be “redeemed in-kind” under certain circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund’s portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash. You may incur taxable capital gain when converting securities to cash.
Oppenheimer Institutional Government Money Market Fund	11

Redemption requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.
Other Limits on Share Transactions. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase order.
■	Right to Refuse Purchase Orders. The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.
■	Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent’s procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.
Submitting Share Transaction Requests. Share transactions may be requested by telephone, in writing or through your financial intermediary. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary’s representative of record for the account, unless that authority has been revoked. The Transfer Agent will also send you confirmation of share transactions with your account statement.
Telephone Transaction Requests. Purchase and redemption requests may be submitted by calling the telephone number on the back cover and speaking to a service representative. Callers may be required to provide service representatives with tax identification numbers and other account data.
The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone instructions reasonably believed to be genuine.
Telephone transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law. The Transfer Agent will record any telephone calls to verify data concerning transactions.
Purchases and Redemptions by Federal Funds Wire. Shares purchased through the Distributor will be paid for by Federal Funds wire. Redemption proceeds will also be transmitted by wire. Before sending a wire purchase, call the Distributor’s Wire Department at 1.800.645.2028 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.
Written Transaction Requests. You can send purchase or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:
■	The Fund’s name;
■	For existing accounts, the Fund account number (from your account statement);
■	For new accounts, a completed account application;
■	For redemptions, any special payment instructions;
■	For redemptions, the dollar amount or number of shares to be redeemed;
■	For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
■	For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
■	Other documents requested by the Transfer Agent to assure that the person purchasing or redeeming shares is properly identified and has proper authorization to carry out the transaction.
Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):
■	Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:
■	a U.S. bank, trust company, credit union or savings association,
■	a foreign bank that has a U.S. correspondent bank,
■	a U.S. registered dealer or broker in securities, municipal securities or government securities, or
■	a U.S. national securities exchange, a registered securities association or a clearing agency.
12	Oppenheimer Institutional Government Money Market Fund

When Do I Need A Medallion Signature Guarantee to Redeem Shares? A Medallion signature guarantee will be required if you would like to change your current bank designation and did not provide a Medallion Signature Guarantee on the account application.
Any redemption request that requires money to go to an account other than that designated on the account application must be in writing and signed by an authorized person designated on the account application.
Where Can You Obtain a Medallion Signature Guarantee? A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a U.S. bank or trust company, savings association, credit union or U.S. registered broker, dealer, or securities exchange member. A notary public cannot provide a medallion signature guarantee.
If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must include your title in the signature and may be requested to provide additional information.
Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written and telephone requests described in this prospectus. However, requests that require a signature guarantee may not be submitted by fax.
Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase and redemption requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.
Options for Receiving Redemption Proceeds
■	By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. If a redemption order is received prior to the time that the Fund’s net asset value is calculated, proceeds from such redemption will normally be wired out the same day. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.
The Fund does not offer an exchange privilege.
Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund’s privacy policy to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called “householding,” benefits the Fund through lower printing costs and reduced mailing expense.
If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.
Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Payments for distribution or promotional and marketing support are made out of the Sub-Adviser’s and/or the Distributor’s own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Such payments, which may be substantial, are paid to financial intermediaries who perform services for the Sub-Adviser, and/or the Distributor, and are in addition to payments made pursuant to an applicable 12b-1 plan. Such payments are separate from any commissions the Distributor pays to financial intermediaries out of the sales charges paid by investors.
Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as “revenue sharing.” Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as
Oppenheimer Institutional Government Money Market Fund	13

firm support, the Sub-Adviser or Distributor may reimburse expenses, including, but not limited to, educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary’s sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.
Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary’s sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary’s sales system, as well as the overall quality of the services provided by the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.
Payments may be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund. Financial intermediaries that may receive these fees for providing services may include, but are not limited to, retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.
Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent are not reflected in the tables in the “Fees and Expenses of the Fund” section of this prospectus because they are not paid by the Fund.
The Statement of Additional Information contains more information about revenue sharing payments made by the Sub-Adviser and/or Distributor and operational and recordkeeping, networking and sub-accounting payments made by the Transfer Agent and/or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.
Dividends, Capital Gains and Taxes
Dividends and Distributions. The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Newly-purchased shares normally will begin to accrue dividends starting on the business day the Fund receives Federal Funds for your purchase payment. The Fund’s dividends normally are calculated one hour after the close of trading on the NYSE on each regular business day, however dividends will be calculated as of the closing time on any day that the Fund closes early.
The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.
Dividends and distributions are paid separately for each share class.
Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are two payment options available:
■	Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
■	Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by Federal Funds wire.
■	Receive All Distributions in Cash. You can elect to receive all cash for all dividends and capital gains distributions forwarded by Federal Funds wire.
14	Oppenheimer Institutional Government Money Market Fund

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or in additional shares, are subject to federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gain are taxable as long-term capital gains no matter how long you have held your shares. The maximum rate for individuals and certain other non-corporate taxpayers, applicable to long-term capital gains, is either 15% or 20%, depending on whether income exceeds certain threshold amounts.
Certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund’s distributions are paid from these types of dividends, and provided certain other shareholder level requirements are satisfied, the Fund’s individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund’s corporate shareholders will be eligible to claim the dividends-received deduction.
After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.
The Fund has elected and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.
A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.
If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund’s ordinary income dividends paid to you (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund’s distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2018, to certain foreign shareholders that fail to meet prescribed information reporting or certification requirements.
By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.
Avoid “Buying a Distribution.” The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. However, if you buy shares just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.
Taxes on Transactions. Because the Fund seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.
Cost Basis Reporting. The Fund is required to report to the Internal Revenue Service (“IRS”), and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for Fund shares acquired on or after January 1, 2012 (“covered shares”) that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the “cost basis” of such shares, (ii) the gross proceeds you received on the redemption and (iii) the “holding period” for the redeemed shares.
The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method to be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund’s Transfer Agent in writing.
You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.
This information is only a summary of certain federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any
Oppenheimer Institutional Government Money Market Fund	15

changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement Additional Information.
Financial Highlights
The Financial Highlights Table is presented to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund’s independent registered public accounting firm. KPMG LLP’s report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.
16	Oppenheimer Institutional Government Money Market Fund

Financial Highlights
Class E	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.29%	0.10%	0.09%	0.17%	0.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,643,592	$5,783,350	$5,907,674	$5,775,156	$5,358,991
Average net assets (in thousands)	$6,484,183	$6,003,856	$6,291,038	$5,689,719	$6,085,688
Ratios to average net assets:[5]
Net investment income	0.29%	0.10%	0.09%	0.16%	0.18%
Total expenses	0.10%	0.10%	0.10%	0.11%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.10%	0.10%	0.10%	0.11%	0.11%
1.	May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
Oppenheimer Institutional Government Money Market Fund	17

Financial Highlights
Class L	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.24%	0.05%	0.04%	0.10%	0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$798,272	$771,880	$873,074	$958,163	$577,822
Average net assets (in thousands)	$788,320	$830,945	$874,757	$693,086	$891,161
Ratios to average net assets:[5]
Net investment income	0.24%	0.05%	0.04%	0.10%	0.12%
Total expenses	0.16%	0.16%	0.16%	0.17%	0.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%	0.16%	0.16%	0.17%	0.17%
1.	May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
18	Oppenheimer Institutional Government Money Market Fund

Financial Highlights
Class P	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	(0.00)[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.24%	0.02%	0.01%	0.07%	0.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,047	$7,748	$13,797	$14,692	$9,880
Average net assets (in thousands)	$8,024	$10,514	$14,595	$12,903	$8,150
Ratios to average net assets:[5]
Net investment income	0.24%	0.01%	0.01%	0.06%	0.09%
Total expenses	0.40%	0.40%	0.40%	0.41%	0.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.15%	0.19%	0.18%	0.21%	0.20%
1.	May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Less than $0.005 per share.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
Oppenheimer Institutional Government Money Market Fund	19

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Information and Services
Statement of Additional Information and Annual and Semi-Annual Reports. The Fund’s Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund’s investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information and audited financial statements included in its most recent Annual Report dated May 31, 2016, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.
How to Request More Information
You can request the above documents, the notice explaining the Fund’s privacy policy, and other information about the Fund, without charge, by:
Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com
Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund’s SEC File No.: 811-21888
SP0647.001.0916

Oppenheimer Institutional Government Money Market Fund*
*Prior to September 28, 2016, the fund was named “Oppenheimer Institutional Money Market Fund.”

September 28, 2016
Statement of Additional Information
This document contains additional information about Oppenheimer Institutional Government Money Market Fund* (the “Fund”) and supplements information in the Fund’s prospectus dated September 28, 2016 (the “Prospectus”).
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read together with the Prospectus. The Fund’s financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund’s Prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.
NYSE Ticker Symbols
Class E IOEXX
Class L IOLXX
Class P IOPXX
Oppenheimer Institutional Government Money Market Fund6803 South Tucson Way, Centennial, Colorado 80112-39241.800.CALL OPP (255.5677)

Contents
About the Fund
1	Additional Information About the Fund’s Investment Policies and Risks
1	The Fund’s Main Investment Policies
4	Other Investments and Investment Strategies
5	Investment Restrictions
7	Disclosure of Portfolio Holdings
8	How the Fund is Managed
9	Board of Trustees and Oversight Committees
10	Trustees and Officers of the Fund
20	The Manager and the Sub-Adviser
22	Brokerage Policies of the Funds
23	Service Plan
23	Payments to Financial Intermediaries
About Your Account
26	About Your Account
27	How to Buy Shares
28	How to Sell Shares
29	Distributions and Taxes
35	Additional Information About the Fund
Appendix A: Special Sales Charge Arrangements and Waivers
36	Appendix A
Financial Statements
46	Financial Statements
To Summary Prospectus

Additional Information About the Fund’s Investment Policies and Risks
OFI Global Asset Management, Inc. (“OFI Global”), the Fund’s investment adviser, has retained OppenheimerFunds, Inc. (the “Sub-Adviser”) to choose the Fund’s investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund’s portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information (“SAI”), references to the “Manager” mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Prior to January 1, 2013, all references in this SAI to the “Sub-Adviser” refer to OppenheimerFunds, Inc. in its capacity as the Manager.
The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund’s Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.
The composition of the Fund’s portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking to achieve its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.
The Fund’s Main Investment Policies
The Fund’s Investment Policies. The Fund’s objective is to seek income consistent with stability of principal. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.
The Fund may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Fund may also do so to generate cash to satisfy redemptions of Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.
U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or Government-Sponsored Enterprises (GESs). They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.
U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.
Securities issued or guaranteed by U.S. government agencies and instrumentalities and GSEs are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.
Among the U.S. government securities that may be purchased by the Fund are “mortgage-backed securities” of Fannie Mae, Government National Mortgage Association (“Ginnie Mae”) and Freddie Mac. Timely payment of principal and interest on Ginnie Mae pass-through securities are guaranteed by the full faith and credit of the United States. These mortgage-backed securities include “pass-through” securities and “participation certificates.” Both types of securities are similar, in that they represent pools of mortgages that are assembled by a vendor who sells interests in the pool. Payments of principal and interest by individual mortgagors are “passed through” to the holders of the interests in the pool. Another type of mortgage-backed security is the “collateralized mortgage obligation.” It is similar to a conventional bond and is secured by groups of individual mortgages.
Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.
The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.
Repurchase agreements are considered “loans” under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution’s creditworthiness to confirm that it is financially sound and will continuously monitor the collateral’s value.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the “SEC”), the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.
The Fund will not enter into a repurchase agreement that causes more than 5% of its total assets to be subject to repurchase agreements having a maturity beyond seven days.
Money Market Instruments. The Fund can invest in a variety of money market instruments to seek to achieve its investment objective. In general, money market instruments may be subject to the risks described below:
•	Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
•	Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security’s credit-worthiness. If securities the Fund buys are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a rating organization. The Fund does not have investment policies establishing specific maturity ranges for the Fund’s investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser’s evaluation of investment opportunities available within the debt securities markets.
•	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
•	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
•	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to the Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Portfolio Quality, Maturity and Liquidity. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) the Fund uses the amortized cost method to value its portfolio securities to determine the Fund’s net asset value per share. Rule 2a-7 places restrictions on a money market fund’s investments. Under that Rule, the Fund may purchase only those securities that the Sub-Adviser, under Board-approved procedures, has determined have minimal credit risks and are “Eligible Securities.”
An “Eligible Security” is one that has a remaining maturity of 397 calendar days or less that the investment adviser, as delegee of the Board, determines present minimal credit risks to the Fund. In making this determination, the investment adviser considers the capacity of an issuer or guarantor to meet its financial obligations. Such analysis must include, to the extent appropriate, the issuer’s or guarantor’s: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to future events (e.g., the ability to repay debt in a highly adverse situation); and (iv) competitive position within its industry.
Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 60 days, a weighted average life to maturity of portfolio securities of not more than 120 days, and the maturity of any single portfolio investment may not exceed 397 days. Variable or floating rate obligations with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.
The Board regularly reviews reports from the Sub-Adviser to show the Sub-Adviser’s compliance with the Fund’s procedures and with the Rule.

The Fund will seek to maintain at least 10% of its assets measured on a daily basis, and 30% of its total assets measured on a weekly basis, in cash or securities that can be sold and settled for cash within either one business day or five business days, respectively.
Floating Rate/Variable Rate Obligations. The Fund may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate, the 3-month London Interbank Offered Rate (“LIBOR”), the federal funds rate, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Fund may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.
Variable rate demand notes may include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days’ notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.
Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Fund may invest in obligations that are not rated only if the investment adviser determines at the time of investment that the obligations are of comparable quality to the other obligations in which the Fund may invest. The investment adviser, on behalf of the Fund, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Fund’s portfolio on an ongoing basis.
Other Investments and Investment Strategies
The Fund may also use the following types of investments and investment strategies.
Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds (“ETFs”), which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund’s portfolio at times when it is not possible to buy those portfolio securities directly.
Investing in another investment company may involve paying a substantial premium above the value of that investment company’s portfolio securities. The Fund does not intend to invest in other investment companies unless the investment adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company’s expenses, including its advisory and administration expenses. Investments in other investment companies are subject to limits set forth in the Investment Company Act.
Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days. Liquidity may dissipate at any time and there can be no assurance that the investment adviser’s liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.
Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the investment adviser under its policies and procedures. Those policies and procedures take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.
Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.
Cyber security failures or breaches by the Fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Fund and shareholder, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value and may result in financial loss for Fund shareholders.
Investment Restrictions
Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a “majority” of the Fund’s outstanding voting securities, which is defined as the vote of the holders of the lesser of:
•	67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
•	more than 50% of the outstanding shares.
The Fund’s investment objective is not a fundamental policy. Other policies described in the Prospectus or this SAI are “fundamental” only if they are identified as such. The Fund’s Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Fund’s most significant investment policies are described in the Prospectus.
Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.
•	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

•	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
•	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.
Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.
The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
The Investment Company Act prohibits a fund from issuing “senior securities,” which are generally defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
Currently, under the Investment Company Act, and an OppenheimerFunds exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund’s total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.
The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.
Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
The Investment Company Act does not define what constitutes “concentration” in an industry. However, the SEC has taken the position that investment of more than 25% of a fund’s total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, securities issued by any one foreign government are considered to be part of a single “industry.” The Fund will consider, to the extent practicable, the concentration of the portfolio securities of any underlying investment companies in which it may invest when determining compliance with its concentration policy.
The Fund has a fundamental concentration policy that permits it to invest without limit in the obligations of banks. The Fund will retain this fundamental policy as is since the SEC has long taken the position that money market funds may reserve the right to invest without limit in obligations of U.S. banks without being deemed to concentrate its investments. As a government money market fund, the Fund will not rely on the policy to invest without limit in obligations issued by banks, and it will retain this policy solely to avoid the expense of an unnecessary shareholder vote, which would be required to remove this fundamental policy.
Non-Fundamental Restrictions. The Fund has additional operating policies that are not “fundamental,” and which can be changed by the Board of Directors without shareholder approval.

Disclosure of Portfolio Holdings
While recognizing the importance of providing Fund shareholders with information about their Fund’s investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund’s portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund’s behalf.
The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund’s portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund’s portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund’s investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.
Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund’s non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund’s Board shall not be deemed to be “compensation” or “consideration” for these purposes. Until publicly disclosed, the Fund’s portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund’s portfolio holdings may be released in accordance with the Fund’s, the Manager’s/Sub-Adviser’s, the Distributor’s and the Transfer Agent’s policies and procedures regarding dissemination of information about the Fund’s portfolio holdings.
The Fund’s portfolio holdings, as of the most recent prior Valuation Time (defined in “About Your Account”), are posted on the Fund’s website at www.oppenheimerfunds.com on the last regular business day of the week. The Fund’s portfolio holdings are also made publicly available no later than 60 days after the close of each of the Fund’s fiscal quarters in its semi-annual and annual report to shareholders, or in its Schedule of Investment on Form N-Q. Those documents are publicly available at the SEC. Additionally; the Fund posts its portfolio holdings with additional detail on a monthly basis on the Fund’s website and files information on its holdings monthly with the SEC on Form N-MFP, which is available on both the Fund’s website and the SEC’s website.
The Fund’s complete portfolio holdings positions may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund’s Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund’s policies and procedures and (b) not to trade for his or her personal account on the basis of such information:
•	Employees of the Fund’s Manager, Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
•	The Fund’s independent registered public accounting firm;
•	Members of the Fund’s Board and the Board’s legal counsel;
•	The Fund’s custodian bank;
•	The Fund’s financial printers;
•	A proxy voting service designated by the Fund and its Board (Institutional Shareholder Services Inc.);
•	Rating/ranking organizations (Lipper, Inc. and Morningstar, Inc.);
•	Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices; (Bloomberg Finance L.P., Interactive Data Pricing and Reference Data LLC, ITG Inc., Markit North America, Inc., Pluris Valuation Advisors LLC, Pricing Direct Inc., Prism Valuation Inc., Standard & Poor’s Securities Evaluation, Inc., and Thomson Reuters (Markets) LLC); and
•	Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds (to prepare their financial statements and analysis).
Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.

Portfolio holdings (which may include the Fund’s entire portfolio or individual securities therein) may be provided by the Manager/Sub-Adviser or its attorneys to other third parties subject to non-disclosure agreements or available confidentiality rights, including in the following circumstances:
•	Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant; and
•	Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority (“FINRA”), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes).
Portfolio managers and analysts may, subject to the Manager’s/Sub-Adviser’s policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.The Fund’s shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund’s portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund’s portfolio. In such circumstances, disclosure of the Fund’s portfolio holdings may be made to such shareholders up to 5 business days prior to making the redemption request, provided that such shareholders have entered into a non-disclosure agreement not to disclose or trade on the basis of such portfolio holdings.Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.The Fund’s policy regarding disclosure of portfolio holdings and all material amendments have been reviewed and approved by the Fund’s Board. The investment manager conducts periodic reviews of compliance with the policy and provides periodic reports relating to such reviews to the Board. The Fund’s Board reserves the right to amend the Fund’s policy regarding the disclosure of portfolio holdings from time to time without prior notice and in its sole discretion.
How the Fund is Managed
Organization and History. The Fund is a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust in March 2006. The Fund was reorganized as a Delaware statutory trust in October 2013.
Classes of Shares. The Fund’s Board of Trustees (the “Board”) is authorized, without shareholder approval, to:
•	create new series and classes of shares;
•	reclassify unissued shares into additional series and classes; and
•	divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.
The Fund currently has three classes of shares: Class E, Class L and Class P. All classes invest in the same investment portfolio. Each class of shares:
•	has its own dividends and distributions;
•	pays certain expenses which may be different for the different classes;
•	will generally have a different net asset value;
•	will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
•	votes as a class on matters that affect that class alone.
Each share of each class:
•	represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
•	is freely transferable;
•	has one vote at shareholder meetings, with fractional shares voting proportionally;
•	may be voted in person or by proxy at shareholder meetings; and
•	does not have cumulative voting rights, preemptive rights or subscription rights.
Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund’s Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund’s Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund’s Declaration of Trust.
As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.

Board of Trustees and Oversight Committees
The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Delaware and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund’s activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager, Sub-Adviser, and any Sub-Sub Advisers, internal auditors, the Fund’s Chief Compliance Officer, the Fund’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.
The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not “interested persons” under the Investment Company Act (the “Independent Trustees”). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.
Prior to June 2013, Joanne Pace and Edmund P. Giambastiani, Jr. served as members of an Advisory Board that assisted the Board in its oversight. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are identified as Trustees.
During the Fund’s fiscal year ended May 31, 2016, the Audit Committee held 6 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.
The members of the Audit Committee are Joanne Pace (Chairman), Elizabeth Krentzman, Mary F. Miller, Daniel Vandivort and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the “Independent Auditors”). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund’s Independent Auditors regarding the Fund’s internal accounting procedures and controls; (iii) reviewing reports from the Manager’s Internal Audit Department; (iv) maintaining a separate line of communication between the Fund’s Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund’s Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund’s Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.
The members of the Regulatory & Oversight Committee are Elizabeth Krentzman (Chairman), Beth Ann Brown, Matthew P. Fink, Edmund P. Giambastiani, Jr., Joel W. Motley, Joanne Pace and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund’s contractual arrangements, including the Investment Advisory, Sub-Advisory and any Sub-Sub-Advisory Agreements (if applicable, including any with a wholly-owned subsidiary), Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager’s Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee’s Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.
The members of the Governance Committee are Joel W. Motley (Chairman), Beth Ann Brown, Matthew P. Fink, Edmund P. Giambastiani, Jr., Mary F. Miller and Daniel Vandivort. The Governance Committee reviews the Fund’s governance guidelines, the adequacy of the Fund’s Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund’s governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund’s proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee’s Charter.
The Governance Committee’s functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.
The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund’s Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund’s shareholders in its consideration of nominees.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 225 Liberty Street, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an “interested person” as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an “interested person” under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board’s deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.
Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.
Each Independent Trustee/Director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s/Director’s outside professional experience is outlined in the table of Biographical Information, below.
Trustees and Officers of the Fund
Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as “New York Board Funds”):
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund
Money Market Funds:
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund

Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Small Cap Value Fund
Messrs. Edwards, Kennedy, Legg, O’Donnell, Petersen, Proctor, Steinmetz, Sternhell, Yoder and Wilde and Mss. Burley, Foxson, LaFond, Lo Bessette, Miller and Picciotto, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.
Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.
As of September 6, 2016, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.
Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Brian F. Wruble	Board Chairman & Trustee	Since 2007; 2006
Beth Ann Brown	Trustee	Since 2016
Matthew P. Fink	Trustee	Since 2006
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Elizabeth Krentzman	Trustee	Since 2014
Mary F. Miller	Trustee	Since 2006
Joel W. Motley	Trustee	Since 2006
Joanne Pace	Trustee	Since 2013
Daniel P. Vandivort	Trustee	Since 2014
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (1943) Chairman of the Board, Trustee	Governor and Vice Chairman of Community Foundation of the Florida Keys (non-profit) (since July 2012); Director of TCP Capital, Inc. (since November 2015); Chairman Emeritus and Trustee (since August 2011) of The Jackson Laboratory (non-profit); Member of Zurich Insurance Group’s Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser’s parent company) (September 2004-June 2015); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
Beth Ann Brown (1968) Trustee	Advisor, Board of Advisors of Caron Engineering Inc. (since December 2014); Independent Consultant (since September 2012); held the following positions at Columbia Management Investment Advisers LLC: Head of Intermediary Distribution (2008-2012), Managing Director, Strategic Relations (2005-2008), Managing Director, Head of National Accounts (2004-2005); Senior Vice President, National Account Manager (2002-2004), Senior Vice President, Key Account Manager (1999-2002) and Vice President, Key Account Manager (1996-1999) of Liberty Funds Distributor, Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit) (2012-2016); and Vice President and Director of Grahamtastic Connection (non -profit) (since May 2013). Ms. Brown has served on the Boards of certain Oppenheimer funds since January 2016, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
Matthew P. Fink (1941) Trustee	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider’s View published by Oxford University Press (second edition 2011). Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Edmund P. Giambastiani, Jr. (1948) Trustee	Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (since April 2012); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development center) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development center) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Chairman of Monster Worldwide, Inc. (on-line career services) (since March 2015), Director of Monster Worldwide, Inc. (on-line career services) (February 2008-June 2011); Lead Director (June 2011-March 2015); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007), Vice Chairman of the Joint Chiefs of Staff (2005-October 2007), Supreme Allied Commander of NATO Commander Transformation (2003-2005), Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. He recently completed serving as a federal commissioner on the Military Compensation and Retirement Modernization Commission. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
Elizabeth Krentzman (1959) Trustee	Advisory Board Member of University of Florida Advisory Board, Washington, DC Alumni Group (since 2015); Advisory Board Member of the Securities and Exchange Commission Historical Society (since 2007); held the following positions at Deloitte & Touche LLP: Principal and Chief Regulatory Advisor for Asset Management Services (2007 - 2014) and U.S. Mutual Fund Leader (2011 - 2014); General Counsel of the Investment Company Institute (trade association) (June 2004 - April 2007); held the following positions at Deloitte & Touche LLP: National Director of the Investment Management Regulatory Consulting Practice (1997 - 2004), Principal (2003 - 2004), Director (1998 - 2003) and Senior Manager (1997 - 1998); Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation (1996 - 1997) and various positions with the Division of Investment Management – Office of Regulatory Policy (1991 - 1996) of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray (1987 - 1991. Ms. Krentzman has served on the Boards of certain Oppenheimer funds since August 2014, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
Mary F. Miller (1942) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Joel W. Motley (1952) Trustee	Director of Greenwall Foundation (since October 2013); Member of Board and Investment Committee of The Greenwall Foundation (since April 2013); Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch (since July 2000) and Member of the Investment Committee and Board of Historic Hudson Valley (since February 2010). Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
Joanne Pace (1958) Trustee	Advisory Board Director of Massey Quick and Company, LLC (since October 2014); Board Director of Horizon Blue Cross Blue Shield of New Jersey (since November 2012); Advisory Board Director of The Alberleen Group LLC (since March, 2012); Board Member (since January 2015), Board Member of 100 Women in Hedge Funds (non-profit) (since January 2015); Advisory Council Member of Morgan Stanley Children’s Hospital (non-profit) (since May, 2012); Board Director of The Komera Project (non-profit) (since April, 2012); New York Advisory Board Director of Peace First (non-profit) (2010-2013); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Daniel Vandivort (1954) Trustee	Chairman and Lead Independent Director/Trustee (March 2010-September 2014), Chairman of the Audit Committee (March 2009-September 2014) and Director/Trustee (December 2008-September 2014) of the Board of Directors/Trustees of Value Line Funds; Trustee, Board of Trustees of Huntington Disease Foundation of America (since January 2015 and June 2007-December 2013): Trustee, Board of Trustees, RIM Retirement Savings Plan (2005-2007); President and Chief Investment Officer, Robeco Investment Management, formerly known as Weiss Peck and Greer (January 2005-June 2007); Member, Management Committee of Robeco Investment Management (2001-2007); Chairman and Trustee of the Board of Trustees of Weiss, Peck and Greer Funds (2004-2005); Managing Director and Head of Fixed Income, Weiss, Peck and Greer (November 1994-January 2005); Managing Director and Head of Fixed Income, CS First Boston Investment Management (January 1992-November 1994); Director, Global Product Development, First Boston Asset Management (November 1989 to January 1992); Vice President, Fixed Income Sales, First Boston Corp. (May 1984-November 1989). Mr. Vandivort has served on the Boards of certain Oppenheimer funds since 2014, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.	55
 Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.
Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee, President and Principal Executive Officer	Chairman of the Sub-Adviser (since January 2015); CEO and Chairman of the Manager (since July 2014), President of the Manager (since May 2013), a Director of the Manager (since January 2013), Director of the Sub-Adviser (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (the Sub-Adviser’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of the Manager (January 2013-May 2013); Chief Investment Officer of the Sub-Adviser (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of the Sub-Adviser (April 2009-October 2010); Executive Vice President of the Sub-Adviser (October 2009-December 2012); Director of Fixed Income of the Sub-Adviser (January 2009-April 2009); and a Senior Vice President of the Sub-Adviser (March 1993-September 2009).	99
The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Steinmetz, Sternhell and Mss. Foxson, Lo Bessette and Picciotto, 225 Liberty Street, New York, New York 10281, and for Messrs. Kennedy, Legg, O’Donnell, Petersen, Proctor, Wilde and Yoder and Mss. Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
Each of the Officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Christopher Proctor	Vice President	Since 2010
Adam Wilde	Vice President	Since 2013
Arthur Steinmetz	President and Principal Executive Officer	Since 2014
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2014

	Position(s)	Length of Service
Jennifer Foxson	Vice President and Chief Business Officer	Since 2014
Brian Petersen	Treasurer and Principal Financial and Accounting Officer	Since 2016
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Mathew O’Donnell	Assistant Treasurer	Since 2012
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2016
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Michael Sternhell	Assistant Secretary	Since 2016
John Yoder	Assistant Secretary	Since 2016
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Christopher Proctor (1968) Vice President	Head of the Cash Strategies Team (since July 2013); Senior Vice President of the Sub-Adviser (since July 2013) and Senior Portfolio Manager of the Sub-Adviser (since January 2010). Vice President of the Sub-Adviser (August 2008-July 2013). Vice President at Calamos Asset Management (January 2007-March 2008) and Scudder-Kemper Investments (1999-2002). Managing Director and Co-Founder of Elmhurst Capital Management (June 2004-January 2007); Senior Manager of Research for Etrade Global Asset Management (2002-2004).	6
Adam Wilde (1978) Vice President	Vice President of the Sub-Adviser (since May 2011) and a Portfolio Manager of the Sub-Adviser (since July 2013). Head of credit research for the cash strategies team of the Sub-Adviser (from 2011 to 2013); Assistant Vice President and senior research analyst of the Sub-Adviser (from 2008 to 2011). Intermediate research analyst of the Sub-Adviser (from 2007 to 2008) and other analyst roles of the Sub-Adviser (since 2002). Joined the Sub-Adviser in 2001.	5

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2014); Chief Compliance Officer of the Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).	99
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of the Sub-Adviser (January 1998-March 2006); Assistant Vice President of the Sub-Adviser (October 1991-December 1998).	99
Brian S. Petersen (1970) Treasurer and Principal Financial and Accounting Officer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002-2007).	99

Other Information about the Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Julie Burley (1981) Assistant Treasurer	Vice President of the Manager (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	99
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012).	99
Jan Miller (1963) Assistant Treasurer	Vice President of the Manager (since January 2014); Assistant Vice President of the Manager (January 2013-January 2014); Assistant Vice President of the Sub-Adviser (2005-December 2012); Assistant Vice President in the Sub-Adviser’s Fund Accounting department (November 2004 to March 2006).	99
Mathew O’Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	99
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Senior Vice President and Deputy General Counsel (March 2015-February 2016) and Executive Vice President, General Counsel and Secretary of the Manager (since February 2016); Chief Legal Officer of the Sub-Adviser and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Vice President, Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.	99
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	99
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	99
Michael J. Sternhell (1975) Assistant Secretary	Senior Vice President and Senior Counsel of the Manager (since February 2015); Vice President and Associate Counsel of the Manager (January 2013-January 2015); Vice President and Associate Counsel (June 2011-December 2012) of the Sub-Adviser.	99
John Yoder (1975) Assistant Secretary	Vice President and Assistant Counsel of the Manager (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of the Sub-Adviser.	99
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	99

Trustees’ Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (“Supervised Funds”).
As of December 31, 2015
Independent Trustees	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Brian Wruble	None	Over $100,000
Beth Ann Brown*	N/A	N/A
Matthew P. Fink	None	Over $100,000
Edmund P. Giambastiani	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Joanne Pace	None	Over $100,000
Daniel Vandivort	None	Over $100,000
Interested Trustee
Arthur P. Steinmetz	None	Over $100,000
*	Ms. Brown became an Independent Trustee of the Fund and all New York Board Funds effective January 1, 2016.
Remuneration of the Officers and Trustees. The officers and the Interested Trustees of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees’ total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2015.
	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
Name and Other Fund Position(s) (as applicable)	Fiscal Year Ended May 31, 2016	Year Ended December 31,2015
Brian F. Wruble Chairman of the Board, Audit Committee Member and Regulatory & Oversight Committee Member	$15,864[2]	$295,000
Beth Ann Brown Regulatory & Oversight Committee Member and Governance Committee Member[3]	$5,469	N/A
Matthew P. Fink Regulatory & Oversight Committee Member and Governance Committee Member	$13,039[4]	$255,000
Edmund P. Giambastiani, Jr. Governance Committee Member and Regulatory & Oversight Committee Member	$12,268	$230,000
Elizabeth Krentzman Regulatory & Oversight Committee Chairman and Audit Committee Member	$12,907	$230,000
Mary F. Miller Audit Committee Member and Governance Committee Member	$12,268[5]	$230,000
Joel W. Motley Governance Committee Chairman and Regulatory & Oversight Committee Member	$13,677[6]	$255,000
Joanne Pace Audit Committee Chairman and Regulatory & Oversight Committee Member	$13,677	$248,750

	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
Name and Other Fund Position(s) (as applicable)	Fiscal Year Ended May 31, 2016	Year Ended December 31,2015
Daniel Vandivort Audit Committee Member and Governance Committee Member	$12,268	$210,625
1.	“Aggregate Compensation From the Fund” includes fees and amounts deferred under the “Compensation Deferral Plan” (described below), if any.
2.	Includes $15,864 deferred by Mr. Wruble under the Compensation Deferral Plan.
3.	Ms. Brown became an Independent Trustee of the Fund on January 1, 2016
4.	Includes $6,519 deferred by Mr. Fink under the Compensation Deferral Plan.
5.	Includes $6,134 deferred by Ms. Miller under the Compensation Deferral Plan.
6.	Includes $684 deferred by Mr. Motley under the Compensation Deferral Plan.
Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.
Deferral of the Trustees’ fees under the plan will not materially affect a Fund’s assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee’s deferred compensation account.
Major Shareholders. As of September 6, 2016, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund’s outstanding shares were:
Name	Address	% Owned	Share Class
Institutional Money Market
OPPENHEIMER DEVELOPING MARKETS FUND	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-4132	17.44%	E
OPPENHEIMER SENIOR FLOATING RATE	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-4132	12.23%	E
OPPENHEIMER INTERNATION SMALL-MID COMPANY FUND	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-4132	7.51%	E
OPPENHEIMER GLOBAL STRATEGIC INCOME	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-4132	7.30%	E
IL BRIGHTSTART COLLEGE SAVINGS PLAN	ATTN OFIPI PO BOX 5288 DENVER CO 80217	7.21%	L
OPPENHEIMER INT’L GROWTH FUND	ATTN FUND TREASURY 6803 S TUCSON WAY CENTENNIAL CO 80112-4132	6.64%	E
Control Persons. The Oppenheimer funds, the Manager and their affiliates may invest in shares of the Fund. The Oppenheimer funds, the Manager and their affiliates will invest in Class E shares of the Fund and will hold 100% of the shares of that Class. Those investments by the Oppenheimer funds may, from time to time, represent more than 25% of the outstanding voting securities of the Fund. In the event that any matter is submitted to a vote of the Fund’s shareholders, each of the Oppenheimer funds will vote its shares in accordance with the recommendation of the Fund’s Board, except as otherwise determined by the Oppenheimer fund’s board. Each of the Manager and its affiliates will vote its shares in the best interests of the Fund, as the Manager or its affiliate may determine. A withdrawal of an investment by an Oppenheimer fund, the Manager or one of their affiliates could adversely affect the expense ratio for Class E shares and/or lead to an increase in the fund’s portfolio turnover. The Oppenheimer funds are each organized in the state of Delaware and the Manager is organized in the state of Delaware.

The Manager and the Sub-Adviser
The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.
Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees (“covered persons”) that could compete with or take advantage of the Fund’s portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.
The Code of Ethics is an exhibit to the Fund’s registration statement filed with the SEC. It can be viewed as part of the Fund’s registration statement on the SEC’s EDGAR database at the SEC’s website at www.sec.gov and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund’s investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.
The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund’s net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:
Fiscal Year Ended 05/31	Management Fees Paid to the Manager
2014	$7,176,312
2015	$6,832,993
2016	$7,276,264
The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.
The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name “Oppenheimer” in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name “Oppenheimer” as part of its name.
The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund’s portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund’s portfolio. Other members of the Sub-Adviser’s investment teams provide the portfolio manager(s) with counsel and support in managing the Fund’s portfolio.
Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.
Pending Litigation. In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc., the Sub-Adviser (“OFI”), the Distributor and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”) in connection with the investment performance of the California Fund. The plaintiffs asserted claims against OFI, the Distributor and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.
OFI and the Distributor believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.
Portfolio Managers. The Fund is managed by a team of investment professionals, including Christopher Proctor and Adam Wilde (referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund’s investments.
•	Other Accounts Managed. As of May 31, 2016, Mr. Wilde did not manage other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. In addition to managing the Fund’s investment portfolio, Mr. Proctor also manages other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of May 31, 2016. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Christopher Proctor	5	$5.01	0	$0	1	$323.01
Adam Wilde	4	$4.79	0	$0	1	$323.01
1.	In billions.
2.	In millions.
3.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.
As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser’s compliance procedures and Code of Ethics recognize the Sub-Adviser’s obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.
Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Manager, not the Fund. Under the Manager’s compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The Manager’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Portfolio manager compensation generally consists of three elements: a base salary, an annual bonus (comprised of both a quantitative performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of the Manager’s holding company parent and restricted shares of such common stock.
A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager’s responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The performance component of the annual bonus is based on a fund’s performance for periods up to five years, measured against an appropriate benchmark selected by senior management of the Manager. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.
The benchmark for Mssrs. Proctor and Wilde with respect to the Fund is the iMoneyNet Government Institutional. The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above.
Ownership of Fund Shares. As of May 31, 2016 the Portfolio Managers beneficially owned shares of the Fund as follows:
Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Christopher Proctor	None
Adam Wilde	None
Brokerage Policies of the Funds
Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Sub-Adviser subject to the overall authority of the Board. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Sub-Adviser determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.
The Fund seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to brokers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Adviser and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Sub-Adviser by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.
The research services provided by brokers broaden the scope and supplement the research activities of the Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Sub-Adviser obtain market information for the valuation of securities held in the Fund’s portfolio or being considered for purchase.
The Fund’s policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund’s transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund. There were no commissions paid during the last three fiscal years of the Fund.

Service Plan
The Distributor. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund’s principal underwriter and Distributor in the continuous public offering of the Fund’s shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
Service Plan. The Fund has adopted a Service Plan for Class P shares under Rule 12b-1 of the Investment Company Act. Under that plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the servicing of the shares of Class P. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan.
Under the plan, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing administrative services or that otherwise promote sales of the Fund’s shares. These payments, some of which may be referred to as “revenue sharing,” may relate to the Fund’s inclusion on a financial intermediary’s preferred list of funds offered to its clients.
Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Fund’s Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a “majority” (as defined in the Investment Company Act) of the outstanding shares of that class.
The Board of Trustees and the Independent Trustees must approve all material amendments to the plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.
While the plan is in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
The plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not “interested persons” of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.
Under the plan for Class P, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.
Class P Service Plan Fees. Under the Class P service plan, the Distributor uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as “recipients”) for personal services and account maintenance services they provide for their customers who hold Class P shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund’s investment plans available and providing other services at the request of the Fund or the Distributor. The Class P service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class P shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class P shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to recipients at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class P shares held in the accounts of the recipients or their customers.
For the fiscal year ended May 31, 2016, payments under the Class P service plan totaled $20,059, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $0 paid to an affiliate of the Distributor’s parent company. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class P plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.
Payments to Financial Intermediaries
Financial intermediaries may receive various forms of compensation or reimbursement in the form of 12b-1 distribution and service plan payments as described in the preceding section. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary’s clients, also described in this SAI. In addition, the Sub-Adviser, the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services: distribution, promotional and marketing support, operational and recordkeeping, sub-accounting, networking and administrative services.
The types of financial intermediaries that may receive compensation for providing such services include, but are not limited to, broker-dealers, financial advisors, registered investment advisers, sponsors of fund “supermarkets,” sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators, financial intermediaries that offer products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.
Types of payments to financial intermediaries may include, without limitation, all or portions of the following:
1.	Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:
•	ongoing asset-based distribution and/or service fees (described in the section “Distribution and Service Arrangements - Distribution and Service (12b-1) Plans” above).
2.	Payments made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries, to compensate or reimburse them for services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. These payments are made out of the Transfer Agent’s or Sub-Transfer Agent’s own resources and/or assets, including from the revenues or profits derived from the transfer agency fees the Transfer Agent receives from the Fund.
3.	In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Manager for sub-advisory services on behalf of the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as “revenue sharing” payments, and may include, but are not limited to:
•	compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and
•	other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
4.	The Distributor may also provide, accept and/or cover the cost of certain non-cash compensation items, subject to internal policies and applicable FINRA regulations.
Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager, the Sub-Adviser nor any advisory affiliate considers a financial intermediary’s sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.
Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:
•	charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;
•	marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund “supermarkets,” bank or trust company products or insurance companies’ variable annuity or variable life insurance products;
•	placement on the dealer’s list of offered funds;
•	providing representatives of the Distributor with access to a financial intermediary’s sales meetings, sales representatives and management representatives; or
•	firm support, which may include, but is not limited to, business planning assistance, “due diligence” or training meetings, advertising, or educating a financial intermediary’s sales personnel about the Oppenheimer funds.
These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund’s Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2015, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:
1st Global Capital Corp
AIG Life Insurance Company
Allianz Life Insurance Company
Allstate Life Insurance Company
American General Annuity Insurance Company
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
AXA Advisors, LLC
Bank of America Merrill Lynch
Cadaret Grant & Co.
Cambridge Investment Research
CCO Investment Services Corporation
Cetera Financial Group, Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
CUNA Brokerage Services, Inc.
CUSO Financial Services, LP
Edward Jones and Company
Fidelity Brokerage Services LLC
Genworth Financial, Inc.
Goldman Sachs & Co
GWFS Equities, Inc.
H. Beck, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Investacorp, Inc.
J.P. Morgan Securities LLC
Kemper Investors Life Insurance Company
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
MetLife Investors Insurance Company
MetLife Securities, Inc.
Morgan Stanley Smith Barney LLC
National Planning Holdings, Inc.
Nationwide Financial Services, Inc.
NFP Advisor Services, LLC
Northwestern Mutual Investment Services, LLC
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
Park Avenue Securities LLC
PNC Investments LLC
Protective Life Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets LLC
Robert W. Baird & Co.
Securities America, Inc.
Security Benefit Life Insurance Company
Signator Investments, Inc.
State Farm VP Management Corp.
Stifel Nicolaus & Company Incorporated
Sun Life Financial
Sun Trust Investment Services, Inc.
The Guardian Insurance & Annuity Company, Inc.
Thrivent Investment Management
Triad Advisors
UBS Financial Services, Inc.
Union Central Life Insurance Company
U.S. Bancorp Investments, Inc.
Voya Financial
Wells Fargo Advisors/First Clearing LLC

For the year ended December 31, 2015, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:
1st Global Capital Corp
ADP Broker-Dealer, Inc.
Alerus Retirement Solutions
Alliance Benefit Group
Allianz Life Insurance Company
Allstate Life Insurance Company
American General Annuity Insurance Company
American United Life Insurance Co.
Ameriprise Financial Services, Inc.
Ameritas Life Insurance Company
Annuity Investors Life Insurance Company
Ascensus, Inc.
AXA Equitable Life Insurance Company
Bank of America Merrill Lynch
Benefit Consultants Group
Benefit Plans Administrative Services, Inc.
Benefit Trust Company
Benetech, Inc.
Charles Schwab & Co. Inc.
CUNA Mutual Group
Davenport & Co. LLC
David Lerner Associates, Inc.
Digital Retirement Solutions
Dyatech, LLC
E*TRADE Clearing LLC
Edward Jones and Company
ExpertPlan, Inc.
Fidelity Brokerage Services LLC
Genworth Financial, Inc.
Goldman Sachs & Co.

Great-West Life & Annuity Insurance Company
GWFS Equities, Inc.
H.D. Vest Investment Services, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Huntington Asset Services, Inc.
ICMA-RC
Jefferson National Life Insurance
John Hancock Life Insurance Company
J.P. Morgan Clearing Corp.
Kemper Investors Life Insurance Company
Lincoln Financial Advisors Corporation
Lincoln Investment Planning Inc.
Lincoln National Life Insurance Company
LPL Financial Corporation
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services
MetLife Investors Insurance Company
Mid Atlantic Capital Corporation
Midland National Life Insurance Company
Milliman, Inc.
Minnesota Life Insurance Company
Morgan Stanley Smith Barney, LLC
Nationwide Financial Services, Inc.
New York Life Insurance and Annuity Corporation
Newport Retirement Services
Northwest Plan Services Inc.
Oppenheimer & Co. Inc.
Pacific Life Insurance Company
PenServ Plan Services, Inc.
Penson Financial Services
People’s Securities, Inc.
Pershing LLC
Phoenix Life Insurance Company
Plan Administrators Inc.
PlanMemeber Securities Corporation
PNC Bank N.A.
Principal Life Insurance Company
Protective Life Insurance Company
Prudential Investment Management Services LLC
Raymond James Financial Services, Inc.
RBC Capital Markets, LLC
Reliance Trust Co.
Robert W. Baird & Co.
Sammons Financial Network, LLC
Scott & Stringfellow, Inc.
Security Benefit Life Insurance Company
Security Financial Resources, Inc.
SEI Private Trust Company
Standard Insurance Company
Stifel Nicolaus & Company Incorporated
Sun Life Financial
T. Rowe Price
TD Ameritrade Clearing, Inc.
The Guardian Insurance & Annuity Company, Inc.
Tiaa-Cref Individual & Institutional
Transamerica Life Insurance Co.
Transamerica Retirement Services
Trust Company of America
UBS Financial Services, Inc.
Union Central Life Insurance Company
U.S. Bank N.A.
VALIC Financial Advisors, Inc.
Vanguard Group
Voya Financial
Wells Fargo Advisors LLC/First Clearing LLC
Wilmington Trust Company
About Your Account
The Fund’s Prospectus describes how to buy and sell shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund’s policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.
Determination of Net Asset Value Per Share. The net asset value (““NAV””) per share for each class of shares of the Fund is determined by dividing the value of the Fund’s net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is calculated based on the value of the Fund’s portfolio determined as of 4 p.m. Eastern time, on each day that the New York Stock Exchange (the “NYSE”) is open except on those days that SIFMA recommends a close to the trading of the principal bond markets. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). On any day that the NYSE closes early or SIFMA recommends an early close to trading in the principal bond markets, the Fund will close for business and make its final NAV calculation as of such closing time, whichever is earlier (the “Valuation Time”). All references to time in this SAI mean ““Eastern time.”” SIFMA’s most recent annual announcement (which is subject to change) states that it will close on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. It may also close on other days. SIFMA also recommends early closures (2:00 p.m., Eastern time) on New Year’s Eve, the Thursday before Good Friday, the Friday before Memorial Day, the day prior to Independence Day, the Day following Thanksgiving Day and Christmas Eve.
The Fund’s Board of Trustees/Directors has adopted the amortized cost method to value the Fund’s portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.
The Fund’s Board of Trustees/Directors has established procedures reasonably designed to stabilize the Fund’s net asset value at $1.00 per share. Those procedures include a review of the Fund’s portfolio holdings by the Board of Trustees/Directors, at intervals it deems appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.
The Board of Trustees/Directors will examine the extent of any deviation between the Fund’s net asset value based upon available market quotations and amortized cost. If the Fund’s net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees/Directors to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees/Directors will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.
During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.
The Fund will cease accepting orders for purchase and redemption of shares and will calculate its net asset value at the Valuation Time or the time of such close on any day that SIFMA recommends an early close to the trading of U.S. dollar-denominated government securities, [mortgage- and asset-backed securities, over-the-counter investmentgrade and high-yield corporate bonds, municipal bonds] and secondary money market trading in bankers'’ acceptances, commercial paper and Yankee and Euro certificates of deposit (referred to as ““the principal bond markets””). The current dates for which SIFMA recommends that the principal bond markets close early are published on its website at . Those dates are subject to change at SIFMA’s discretion, without notice from SIFMA or the Fund.
Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund’s assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.
For calculating the Fund’s net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund’s total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.
Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.
How to Buy Shares
The Oppenheimer Funds. The “Oppenheimer funds” are those mutual funds for which the Distributor acts as distributor and currently include the following:
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Money Market Funds:
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund:
Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class E, Class L and Class P shares and the dividends payable on Class E, Class L and Class P shares will be reduced by incremental expenses borne solely by that class. A salesperson may be entitled to receive compensation from his or her firm for selling Class P shares of the Fund.
Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.
Fund Account Fees. As stated in the Prospectus, there is no annual “Minimum Balance Fee.” The Fund reserves the authority to modify fund account fees in its discretion.
Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund’s shares causes a loss to be incurred when the net asset values of the Fund’s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor’s name, or the Fund or the Distributor may seek other redress.
How to Sell Shares
Receiving Redemption Proceeds by Federal Funds Wire. If a redemption order is received prior to the time that the Fund’s net asset value is calculated, proceeds from such redemption will normally be wired out the same day. A Federal Funds wire may be delayed if the Fund’s custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.
Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund’s agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day’s net asset value if the order was received by the broker or dealer from its customer prior to the Valuation Time.
For accounts redeemed through a broker-dealer, payment will ordinarily be made on the day the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.
Special Arrangements for Reinvestment in Fund Shares. Shareholders may reinvest in Fund shares after their account has been closed without meeting the minimum investment requirement that applies to initial share purchases.
Payments “In Kind.” As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution “in kind” of liquid securities from the Fund’s portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under “Determination of Net Asset Value Per Share.” That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. A redemption in kind may result in a taxable gain or loss to a shareholder, based on the difference between the value of the securities received and their original cost, to the same extent as a redemption for cash. Additional taxable gain or loss may be realized upon a later sale or disposition of such securities.
Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.
Requests for distributions from OppenheimerFunds-sponsored IRA’s, SEP-IRA’s, SIMPLE IRA’s, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to “Trustee, OppenheimerFunds Retirement Plans,” c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:
1.	state the reason for the distribution;
2.	if the distribution is premature, state the owner’s awareness of tax penalties; and
3.	conform to the requirements of the plan and the Fund’s other redemption requirements.
Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.
Involuntary Redemptions. The Fund has the right to redeem shares held in any account with a value of less than $200. The Fund may change the amount to which a redemption policy may apply. If the Fund exercises this right, a minimum of 30 days notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.
Distributions and Taxes
Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions (“distributions”) and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund’s portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.
Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Whether they are reinvested in Fund shares or received in cash, distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.
Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State, local and non-U.S. tax treatment may differ from the treatment under the Internal Revenue Code as described below.
Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction’s tax rules affecting an investment in the Fund.
Qualification and Taxation as a Regulated Investment Company. The Fund intends to qualify each year to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends and capital gains.
Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income or proceeds received from a foreign source may be subject to foreign withholding or other taxes, although the rate of any such withholding or other tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign withholding or other taxes will reduce the Fund’s income and capital gain. The Fund may also be subject to corporate income tax and interest charges on distributions or gains if the Fund invests in “passive foreign investment companies” (described below) even if those amounts are distributed to the Fund’s shareholders.
Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.
Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in “qualified publicly traded partnerships.”
Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund’s assets must consist of U.S. government securities, securities of other RICs, securities of other issuers (“Other Issuers”) and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund’s assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or greater voting stock interest, in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.
Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net tax-exempt income for the taxable year.
Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had “earnings and profits” (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on qualified dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of an activity entered into by the Fund may be uncertain and there can be no assurance that the tax authorities in question or a court of law, will agree with the Fund’s characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.
Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund’s holding period in its investments, change the character of, or accelerate, the Fund’s income, defer or disallow the Fund’s deductions and losses, and compel the Fund to include in taxable income otherwise unrealized appreciation in its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund’s distributions. In addition, part of an “interest” payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.
Certain positions in the Fund’s portfolio may have to be marked to market (that is, treated as if they were sold and repurchased on the last day of the Fund’s taxable year). Such “deemed sales” under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund’s investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.
Passive Foreign Investment Companies. If the Fund invests in a “passive foreign investment company” (“PFIC”), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year’s ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund’s actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.
If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) and, in lieu of the tax consequences described above, the Fund would be required to include in each year’s income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund.
Alternatively, if the Fund invests in marketable stock of a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the “IRS”). By making either election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC’s stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test (discussed above) and for excise tax purposes.
Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or

OFI may determine that it would be in the shareholders’ best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions in excess of the Fund’s earnings and profits will be treated as a return of capital to the extent of each shareholder’s basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale of the shares.
Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund’s ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on “qualified dividend income” as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund’s taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.
Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund’s corporate shareholders to claim the dividends-received deduction against the Fund’s distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt-finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund’s shares for at least 46 days during a specified period that includes the portfolio stock’s ex-dividend date and (2) does not debt-finance its investment in the Fund’s shares. To the extent the Fund’s distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.
If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder’s net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund’s gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund’s gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund’s qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.
“Qualified dividend income” generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock’s ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include “payments in lieu of dividends” received in securities lending transactions or dividends received from a real estate investment trust (“REIT”) or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. Dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not be qualified dividends. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.
Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources generally will be treated as ordinary income to the shareholder:
•	income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;

•	income from loans of portfolio securities;
•	income or gains from certain options or futures;
•	any net short-term capital gain;
•	any market discount accrual on tax-exempt bonds; and
•	certain foreign currency gains.
Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund’s shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.
If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report that portion of the gain as long-term capital gain, will be able to claim that portion of the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.
3.8% Medicare Tax. An additional 3.8% tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Foreign Source Income. Investment income and proceeds that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source or other foreign taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder’s U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.
Shortly after the end of any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder’s gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder’s taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).
As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder’s proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.
Tax Consequences of Share Redemptions. If all or a portion of a shareholder’s investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.
All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an “exempt recipient” (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability, provided the required information is timely provided to the IRS.
Taxation of U.S. Tax-Exempt Shareholders. A tax-exempt shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder or if the Fund recognizes “excess inclusion income” and the amount of such income exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). The Fund could recognize excess inclusion income with respect to its indirect investments in REITs that hold residual interests in real estate mortgage conduits or which are, or have certain wholly-owned subsidiaries that are, taxable mortgage pools. Tax-exempt shareholders, including in particular charitable remainder trusts, are urged to consult their tax advisers with respect to the particular consequences of an investment in the Fund.
Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder’s income from the Fund is effectively connected with the conduct of a U.S. trade or business. A “foreign shareholder” includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.
If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.
Properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.
The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.
Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.
Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.
Additional Information About the Fund
The Distributor. The Fund’s shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund’s Distributor. The Distributor also distributes shares of the other Oppenheimer funds.
The Transfer Agent. OFI Global Asset Management, Inc. is the Fund’s Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund’s Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund’s shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.
Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.
The Custodian. Citibank, N.A. is the custodian of the Fund’s cash balances and portfolio securities, except affiliated mutual fund shares. The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation (“FDIC”). The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.
Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund’s financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A
Ratings Definitions
Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations (“NRSROs”) listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.
Moody’s Investors Service, Inc. (“Moody’s”)
GLOBAL RATING SCALES
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1 Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.2
Global Long-Term Rating Scale
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS
Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below). The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P Global Ratings (“S&P”), a part of McGraw-Hill Financial
ISSUE CREDIT RATINGS
A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P analysis of the following considerations:
•	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
LONG-TERM ISSUE CREDIT RATINGS
AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUE CREDIT RATINGS
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
MUNICIPAL SHORT-TERM NOTE RATINGS
An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
ISSUER CREDIT RATINGS
An S&P issuer credit rating is a forward-looking opinion about an obligor’s overall creditworthiness. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Counterparty credit ratings, corporate credit ratings and sovereign credit ratings are all forms of issuer credit ratings. Issuer credit ratings can be either long-term or short-term.
LONG-TERM ISSUER CREDIT RATINGS
AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.
AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
BB; B; CCC; and CC: Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
CC: An obligor rated ‘CC’ is currently highly vulnerable. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ is in default on one or more of its financial obligations including rated and unrated financial obligations but excluding hybrid instruments classified as regulatory capital or in non-payment according to terms. An obligor is considered in default unless S&P believes that such payments will be made within five business days of the due date in the absence of a stated grace period, or within the earlier of the stated grace period or 30 calendar days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
SHORT-TERM ISSUER CREDIT RATINGS
A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C: An obligor rated ‘C’ is currently vulnerable to nonpayment that would result in a ‘SD’ or ‘D’ issuer rating, and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.
SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated), excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms, when it came due. An obligor is considered in default unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding hybrid instruments classified as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. An obligor’s rating is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.
NR: An issuer designated ‘NR’ is not rated.
Fitch Ratings, Inc.
Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings please refer to Fitch’s Ratings Transition and Default studies which detail the historical default rates and their meaning. The European Securities and Markets Authority also maintains a central repository of rating default rates.
Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
INTERNATIONAL ISSUER AND CREDIT RATING SCALES
International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.
The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).
Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.
Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a “foreign currency” rating (i.e. the rating is applicable for all convertible currencies of obligation).
INTERNATIONAL LONG-TERM ISSUER RATINGS
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk. Default is a real possibility.
CC: Very high levels of credit risk. Default of some kind appears probable.
C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.
D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term category, or to Long-Term categories below ‘B’.
INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
BB: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.
DBRS
LONG-TERM OBLIGATIONS
The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.
AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
COMMERCIAL PAPER AND SHORT-TERM DEBT
The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high),” “(middle),” and “(low).”
R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.
Kroll Bond Rating Agency (“KBRA”)
LONG-TERM CREDIT RATINGS
Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.
AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.
BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC: Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.
CC: Determined to be near default or in default with average recovery expectations.
C: Determined to be near default or in default with low recovery expectations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append – or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.
SHORT-TERM CREDIT RATINGS
Kroll Bond Rating Agency’s short-term ratings indicate an ability to meet obligations that typically have maturities of thirteen months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.
K1: Very strong ability to meet short-term obligations.
K2: Strong ability to meet short-term obligations.
K3: Adequate ability to meet short-term obligations.
B: Questionable ability to meet short-term obligations.

C: Little ability to meet short-term obligations.
D: KBRA defines default as occurring if:
1. There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2. The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3. The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.
Footnotes to Appendix B:
1.	For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.
2.	For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, the ratings reflect the likelihood of impairment.

Financial Statements
The Fund’s audited Financial Statements, included in the Fund’s Annual Report dated May 31, 2016, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

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Oppenheimer Institutional Government Money Market Fund*
Website
www.oppenheimerfunds.com
Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street
New York, New York 10281-1008
Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008
Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)
Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005
Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
PX0647.001.0916

OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
FORM N-1A
PART C
OTHER INFORMATION
Item 28. – Exhibits
(a)	Agreement Declaration of Trust dated 8/15/13: Previously filed with Registrant’s Pre-Effective Amendment No. 11, (10/10/13), and incorporated herein by reference.
(b)	By-Laws dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 11, (10/10/13), and incorporated herein by reference.
(c)		Not applicable. See Exhibits (a) and (b).
(d)	(i)	Restated Investment Advisory Agreement dated 9/9/13: Previously filed with Registrant’s Pre-Effective Amendment No. 11, (10/10/13), and incorporated herein by reference.
	(ii)	Investment SubAdvisory Agreement dated 9/9/13: Previously filed with Registrant’s Pre-Effective Amendment No. 11, (10/10/13), and incorporated herein by reference.
(e)	(i)	General Distributor’s Agreement dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/6/06), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.
	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
(f)	Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.
(g)	(i)	Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.
	(ii)	Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.
	(iii)	Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.
(h)	Not Applicable.

(i)	Opinion and Consent of Counsel dated 9/25/06: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (9/29/06), and incorporated herein by reference.
(j)	Independent Registered Public Accounting Firm’s Consent: Filed herewith.
(k)	Not applicable.
(l)	Investment Letter dated 8/16/06 from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (9/29/06), and incorporated herein by reference.
(m)	(i) Amended and Restated Service Plan and Agreement for Class P shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 5, (9/27/11), and incorporated herein by reference.
(n)	Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.
(o)	Power of Attorney dated 9/12/16 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Rochester Short Term Municipal Fund Fund (Reg. 333-147062), (9/26/16), and incorporated herein by reference.
(p)	Code of Ethics of the Oppenheimer Funds, Oppenheimer Revenue Weighted ETF Trust, OFI Global Asset Management, Inc. OFI SteelPath, Inc., VTL Associates, LLC, OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 5/26/16, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer Portfolio Series.
Item 29. – Persons Controlled by or Under Common Control with the Fund
None.
Item 30. – Indemnification
Reference is made to the provisions of Article VII of Registrant’s Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.
Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
Item 31. – Business and Other Connections of the Investment Advisers
(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).
(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. – Principal Underwriter
(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant’s shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund

Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Revenue Weighted ETF Trust
Oppenheimer ADR Revenue ETF
Oppenheimer Financials Sector Revenue ETF
Oppenheimer Global Growth Revenue ETF
Oppenheimer Large Cap Revenue ETF
Oppenheimer Mid Cap Revenue ETF
Oppenheimer Navellier Overall A-100 Revenue ETF
Oppenheimer Small Cap Revenue ETF
Oppenheimer Ultra Dividend Revenue ETF
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)
Oppenheimer Variable Account Funds (12 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Government Money Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina M. Aligaen(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
Kevin K. Babikian(2)	Assistant Secretary	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Todd M. Barney(1)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Ryan M. Buckley(2)	Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Clare Cambria(2)	Vice President	None
Mersin Capollari(1)	Vice President	None
Tara Carbonneau(1)	Vice President	None
Sean T. Carey(2)	Vice President	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Stephane C. Chevrier(2)	Vice President	None
Michael G. Chewning(1)	Vice President	None
Donelle L. Chisolm(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Vice President	None
H. D. Clements(2)	Senior Vice President	None
Adam M. Cohen(2)	Assistant Vice President	None
Craig U. Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Serina Copanas(2)	Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Amanda J. Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Jeffrey N. Davis(3)	Vice President	None
Damaris de los Santos(2)	Vice President	None
Stephen D. Degnan(2)	Vice President	None
Ivan A. DelRio(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Assistant Vice President	None
Robert U. Duffey(2)	Vice President	None
Cameron F. Dunford(1)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Assistant Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Assistant Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Senior Vice President	None
Mark D. Foster(1)	Vice President	None
Jayme D. Fowler(2)	Vice President	None
Valeri L. Fox(2)	Vice President	None
Jennifer L. Foxson(2)	Senior Vice President	Vice President and Chief Business Officer
George P. Fraser(1)	Vice President	None
Francisco J. Fraustro(2)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Joseph T. Friedman(1)	Vice President	None
Kathryn T. Gallo(2)	Vice President	None
Hazem S. Gamal(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Sarah E. Garrity(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Dina Ghanbarzadeh(2)	Assistant Vice President	None
Nancy J. Girondo(2)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily R. Glotzer(2)	Assistant Vice President	None
Jack E. Goldin(2)	Vice President	None
Justin A. Goldstein(2)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Steven M. Grise(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Vincent E. Grogan(2)	Vice President	None
Eric M. Grossjung(2)	Vice President	None
Michael D. Guman(2)	Vice President	None
Joseph B. Gunderson(2)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Petter A. Hellstrom-Bialek(1)	Vice President	None
Richard N. Henn(2)	Vice President	None
Kenneth L. Henry(2)	Vice President	None
Nicholas M. Henry(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Nicole M. Pretzel Holahan(2)	Vice President	None
Eric D. Holquist(2)	Vice President	None
Timothy B. Horsburgh(2)	Assistant Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Brian F. Husch(2)	Vice President	None
Keith P. Hylind(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Omar Z. Idilby(2)	Assistant Vice President	None
Jason F. Israel(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky-Freitag(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Assistant Vice President	None
Ira F. Jersey(2)	Vice President	None
Ryan O. Johann(2)	Assistant Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Jacquelyn A. Johnson(2)	Assistant Vice President	None
Sarah J. Joyce(2)	Assistant Vice President	None
Sachin Kambli(2)	Assistant Vice President	None
Annie V. Kang(2)	Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Geoffrey M. Keller(1)	Vice President	None
Scott R. Kelley(1)	Vice President	None
Brian P. Kiley(2)	Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Joseph B. Kolman(2)	Assistant Vice President	None
Melissa M. Kretschmer(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
Lamar V. Kunes(2)	Senior Vice President	None
Stanford L. Kutler(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Assistant Vice President	None
Lisa Lamentino(2)	Vice President	None
Thomas M. Landhauser(2)	Assistant Vice President	None
John A. Laudadio(2)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Eric Lee(2)	Assistant Vice President	None
Talley D. Leger(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Senior Vice President	None
Jesse E. Levitt(2)	Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Cynthia Lo Bessette(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Gordon C. Loetz(2)	Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
David A. Long(1)	Assistant Vice President	None
John Luiz(2)	Vice President	None
Joseph M. Macaluso(2)	Assistant Vice President	None
John W. Mackey(2)	Vice President	None
Peter K. Maddox(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Natalie Marin(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Katarina Maxianova(2)	Vice President	None
Anthony P. Mazzariello(2)	Vice President	None
Peter J. McCarthy(1)	Vice President	None
Robert D. McClure(2)	Vice President	None
John C. McDonough(2)	Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Brian P. McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
William J. McNamara(2)	Vice President	None
Christopher S. Mechem(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Assistant Vice President	None
Ariella Menegon(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Toller C. Miller(1)	Vice President	None
Peter L. Mintzberg(2)	Executive Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Ella Monakova(2)	Assistant Vice President	None
Rian Morrissey(1)	Vice President	None
James F. Mugno(2)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Timothy J. O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor(2)	Assistant Vice President	None
Tony D. Oh(1)	Treasurer	None
Ronald M. Ongaro(2)	Assistant Vice President	None
Leonard J. Oremland(2)	Senior Vice President	None
Steven W. Paddon(2)	Senior Vice President	None
Bruce Palm(2)	Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley B. Patten(1)	Vice President	None
Lori L. Penna (2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Daniel J. Petter(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Andrew W. Phillips(1)	Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Chad W. Potter(3)	Assistant Vice President	None
Stacy L. Pottinger(2)	Assistant Vice President	None
Rachel R. Powers(1)	Vice President	None
Michael E. Quinn(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Assistant Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Michael A. Rock(2)	Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Michael J. Roman(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Francis W. Ross(1)	Vice President	None
Kristen M. Ross(2)	Assistant Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Catherine D. Sanders(2)	Vice President	None
Brian J. Sateja(2)	Assistant Vice President	None
John C. Saunders(2)	Senior Vice President	None
Kurt R. Savallo(2)	Assistant Vice President	None
Alex C. Schardt(2)	Vice President	None
Joshua I. Scher(2)	Assistant Vice President	None
Pamela Z. Schiess(2)	Assistant Vice President	None
Thomas J. Schmitt(2)	Vice President	None
William A. Schories(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Patrick L. Scorzelli(2)	Vice President	None
Jeffrey D. Sharon(2)	Vice President	None
James B. Shields(1)	Assistant Vice President	None
Faiza Sikander(2)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Timothy F. Smith(2)	Assistant Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
John A. Spensley(2)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Kirti N. Srikant(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Michael N. Staples(2)	Vice President	None
Keith S. Stecker(2)	Assistant Vice President	None
Bryan D. Stein(2)	Vice President	None
Joseph D. Stellato(2)	Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Wayne C. Strauss(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Laura B. Taylor (1)	Senior Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Jay S. Therrien(2)	Vice President	None
Anil K. Thomas(2)	Vice President	None
David G. Thomas(2)	Vice President	None
John B. Thorpe(1)	Vice President	None
Luz V. Touma(2)	Vice President	None
Catherine L. Tulley(1)	Assistant Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Vice President	None
Kenneth M. Waddell(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Teresa M. Ward(2)	Vice President	None
Keith R. Watts(1)	Vice President	None
Taylor Watts(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Donna M. White (2)	Chief Compliance Officer	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Tim A. Wilkinson(1)	Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Ryan J. Woolhiser(1)	Vice President	None
Cary P. Wozniak(2)	Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)225 Liberty Street, New York, NY 10281-1008
(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201
(c)	Not applicable.

Item 33. – Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.
Item 34. – Management Services
Not applicable.
Item 35. – Undertakings
Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of September, 2016.
Oppenheimer Institutional Government Money Market Fund
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Brian F. Wruble* Brian F. Wruble	Chairman of the Board of Trustees	September 27, 2016
Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	September 27, 2016
Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	September 27, 2016
Beth Ann Brown* Beth Ann Brown	Trustee	September 27, 2016
Matthew P. Fink* Matthew P. Fink	Trustee	September 27, 2016
Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	September 27, 2016
Elizabeth Krentzman* Elizabeth Krentzman	Trustee	September 27, 2016
Mary F. Miller* Mary F. Miller	Trustee	September 27, 2016

Signatures	Title	Date
Joel W. Motley* Joel W. Motley	Trustee	September 27, 2016
Joanne Pace* Joanne Pace	Trustee	September 27, 2016
Daniel Vandivort* Daniel Vandivort	Trustee	September 27, 2016
*By: /s/ Mitchell J. Lindauer Mitchell J. Lindauer, Attorney-in-Fact
OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Post-Effective Amendment No. 18
Registration Statement No. 333-133173
EXHIBIT INDEX
Exhibit No.	Description
28(j)	Independent Registered Public Accounting Firm’s Consent